Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information (Unaudited)

NOTE 21 — Quarterly Financial Information (Unaudited)

	Three Months Ended
	December 31	September 30	June 30	March 31
	(In thousands, except per share data)
Year ended December 31, 2014
Revenue	$1,355,978	$1,712,504	$1,494,632	$1,200,371
Operating income (loss)(1)	94,706	296,836	129,220	(2,998)
Net income (loss) attributable to Expedia, Inc.	65,969	257,059	89,373	(14,304)

Basic earnings (loss) per share(2)	$0.52	$2.01	$0.69	$(0.11)
Diluted earnings (loss) per share(2)	0.50	1.94	0.67	(0.11)

Year ended December 31, 2013
Revenue	$1,152,015	$1,401,860	$1,205,017	$1,012,367
Operating income (loss)	138,711	238,691	94,286	(105,628)
Net income (loss) attributable to Expedia, Inc.	94,717	170,859	71,500	(104,226)

Basic earnings (loss) per share(2)	$0.72	$1.25	$0.52	$(0.77)
Diluted earnings (loss) per share(2)	0.70	1.22	0.51	(0.77)

(1)	During the fourth quarter of 2014, we recognized $26 million related to restructuring and related reorganization charges.
(2)	Earnings per share is computed independently for each of the quarters presented. Therefore, the sum of the quarterly earnings per share may not equal the total computed for the year.